Fees Summary	Dec. 16, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,736,000.00
Previously Paid Amount	0.00
Total Fee Amount	265.78
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 265.78
Narrative - Max Aggregate Offering Price	$ 1,736,000.00
Final Prospectus	true